SUBSEQUENT EVENTS (Details) - USD ($)								3 Months Ended		12 Months Ended
	Feb. 21, 2017	Feb. 10, 2017	Jan. 16, 2017	Oct. 31, 2016	Aug. 04, 2016	Jan. 14, 2016	Dec. 15, 2015	Dec. 31, 2016	Dec. 31, 2015	Apr. 22, 2017	Sep. 30, 2016	Sep. 30, 2015	Nov. 04, 2016	Aug. 08, 2016	Aug. 01, 2016	Apr. 27, 2016	Apr. 22, 2016
Subsequent Event [Line Items]
Common Stock, shares authorized								500,000,000			500,000,000	400,000,000
Number of shares of common stock issuable under the 2015 Plan (in Shares)				50,000,000	50,000,000	23,000,000	15,000,000								28,000,000		23,000,000
Increase in number of shares of common stock issuable under the 2015 Plan				75,000,000	50,000,000	28,000,000	23,000,000			28,000,000
Number of additional shares filed with the SEC under registration statement (in Shares)						8,000,000							25,000,000	22,000,000		5,000,000
Common stock issued for accrued compensation and payable, amount											$ 223,836
Common stock issued for accrued liability, amount								$ 324,723			113,806
Common stock issued for services and to contract miners, amount								327,000			2,270,656	$ 237,550
Common stock issued during period value								1,000,834
Proceeds from convertible notes payable, net of original issue discounts											$ 321,800
Minimum [Member]
Subsequent Event [Line Items]
Exercise price of warrants								$ 0.051			$ 0.051
Maximum [Member]
Subsequent Event [Line Items]
Exercise price of warrants								$ 0.17			$ 0.17
L2 Capital LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Investment amount	$ 5,000
L2 Capital LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Investment amount	150,000
S-8 Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services and to contract miners, amount												$ 170,000
Common stock issued for services and to contract miners, shares												2,000,000
Restricted Stock [Member]
Subsequent Event [Line Items]
Sales of common stock for cash, shares											26,826,842
Common stock issued for accrued compensation and payable, amount												$ 53,534
Common stock issued for services and to contract miners, amount											$ 37,100
Common stock issued for services and to contract miners, shares											700,000
Restricted Stock [Member] | S-8 Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for accrued compensation and payable, amount											$ 135,614
Common stock issued for services and to contract miners, amount											$ 177,999
Officer [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Accrued compensation								$ 199,110
Stock Paid For Legal Fees [Member]
Subsequent Event [Line Items]
Common stock issued for services and to contract miners, amount								$ 150,000
Common stock issued for services and to contract miners, shares								2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate cash proceeds from sale of common stock to River North under 2016 Purchase Agreement		$ 19,351
Shares of common stock issued to River North under 2016 Purchase Agreement		501,803
Sales of common stock for cash, shares			3,000,000
Warrants authorized			500,000
Term of warrant			2 years
Warrants issued in connection with notes			500,000
Subsequent Event [Member] | L2 Capital LLC [Member]
Subsequent Event [Line Items]
Maximum amount of equity purchase agreement	$ 5,000,000
Maximum percentage of ownership	9.90%
Purchase price as percentage of market price	85.00%
Terms of the L2 Purchase Agreement Covenant	The purchase price will be adjusted as follows: (i) an additional 10% discount to the Market Price will be applied if either (A) the closing price of the Common Stock on the Put Date is less than $0.10 per share, or (B) the average daily trading volume in dollar amount for the Company’s common stock during the ten trading days including and immediately preceding the Put Date is less than $50,000; (ii) an additional 5% discount to the Market Price will be applied if the Company is not deposit/withdrawal at custodian eligible; and (iii) an additional 10% discount to the Marker Price will be applied if the Company is under DTC "chill" status.
Subsequent Event [Member] | S-8 Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services and to contract miners, amount		$ 2,800,000
Common stock issued for services and to contract miners, shares		235,200
Subsequent Event [Member] | February 21, 2017 Note To Investor [Member]
Subsequent Event [Line Items]
Warrants authorized	602,406
Amount of note payable	$ 550,000
Description of note payable	In order to reflect an agreed upon original issue discount, the outstanding principal amount of the Note attributable to each advance is 110% of the amount of the corresponding advance (i.e., a $100,000 advance results in outstanding principal attributable to the advance of $110,000).
Proceeds from convertible notes payable, net of original issue discounts	$ 100,000
Conversion price of convertible debt	$ 0.0913
Default provisions	The Note provides for various events of default upon which amounts outstanding under the Note will immediately increase by 140% and the conversion price will be permanently redefined to equal 60% of the average of the three lowest traded prices during the 14 consecutive trading days preceding the conversion date.
Warrants issued in connection with notes	602,406
Exercise price of warrants	$ 0.3652
Warrant conversion percentage	50.00%